BUSINESS COMBINATIONS - Acquisition of Difier (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Nov. 14, 2016
Disclosure of detailed information about business combination [line items]
Total consideration paid net of cash and cash equivalents acquired	$ 19,149	$ 16,584	$ 4,137
Difier S.A.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				100.00%
Total consideration paid net of cash and cash equivalents acquired				$ 25
Customer-related intangible assets recognised as of acquisition date		652
Difier S.A.
Disclosure of detailed information about business combination [line items]
Gain recognised in bargain purchase transaction	$ 225	$ 225